BASIS OF PRESENTATION (Details) $ in Thousands		3 Months Ended
	Apr. 22, 2019 shares	Mar. 31, 2019 USD ($) shares	Jan. 01, 2019 USD ($)	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Reverse stock split of its common stock	0.02
Common stock outstanding before the effect of reverse stock spilt conversion | shares	74,700,000	74,700,000
Common stock outstanding after the effect of reverse stock spilt conversion | shares	1,500,000	1,494,153		1,436,394	27,782,299
Reverse stock split of its fractional shares | shares	0
Right-of-use lease asset		$ 569
Lease liability		$ 575
Accounting Standards Update 2016-02 [Member]
Right-of-use lease asset			$ 600
Lease liability			$ 600